Employees - Summary of Status of Performance Share Plans and Related Changes (Detail)	12 Months Ended
	Dec. 31, 2020 € / shares	Dec. 31, 2019 € / shares	Dec. 31, 2018 € / shares
Disclosure of Share Based Compensation Plans [Line Items]
Fair value per share award during the year	€ 43.91	€ 48.22	€ 42.44
Performance share plans [Member]
Disclosure of Share Based Compensation Plans [Line Items]
Outstanding at 1 January	11,137,801	13,634,518	13,684,747
Awarded	4,395,633	4,538,771	6,870,882
Vested	(3,240,738)	(6,041,011)	(5,854,388)
Forfeited	(921,260)	(994,477)	(1,066,723)
Outstanding at 31 December	11,371,436	11,137,801	13,634,518